Short-term Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Short-term Borrowings
Schedule of bank borrowings

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Bank borrowings	10,958,022	9,752,171
Others	—	5,410,133
Short-term Borrowings	10,958,022	15,162,304